30. SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Supplemental Cash Flow Information
Schedule of cash and cash equivalents

Cash and cash equivalents were comprised of the following:

As at December 31,	2017	2016	2015
Cash	$388,372	$457,686	$476,700
Short-term investments (1)	90,673	324,720	214,026
Cash and cash equivalents	$479,045	$782,406	$690,726

(1)	Consisted of short-term investments with an original maturity of three months or less or which are available on demand with no penalty for early redemption.

Schedule of income taxes paid, net of income taxes received

Income taxes paid, net of income taxes received was comprised of the following:

Years ended December 31,	2017	2016	2015
Income taxes paid	$(85,503)	$(122,401)	$(159,256)
Income taxes received	22,512	1,929	4,233
	$(62,991)	$(120,472)	$(155,023)

Schedule of interest paid, net of capitalized interest and interest received

Interest paid, net of capitalized interest and interest received was comprised of the following:

Years ended December 31,	2017	2016	2015
Interest paid	$(219,773)	$(165,173)	$(176,312)
Interest received	6,201	6,620	5,130
Capitalized interest	18,324	6,292	9,268
	$(195,248)	$(152,261)	$(161,914)

Schedule of reconciliation of the liabilities arising from financing activities

The reconciliation of the liabilities arising from financing activities was as follows:

	Indebtedness	Satellite performance incentive payments	Capital leases
Balance as at January 1, 2017(1)	$3,856,097	$75,985	$422
Debt issue costs	(42,867)	—	—
Cash outflows	(31,620)	(8,436)	(30)
Amortization of deferred financing costs, interest rate floor and prepayment option	14,988	—	—
Other	—	18	2
Impact of foreign exchange	(253,221)	(4,606)	(25)
Balance as at December 31, 2017	$3,543,377	$62,961	$369

(1) Balance of the indebtedness as at January 1, 2017, included $4,459 of accrued debt issue costs associated with the November 2016 refinancing which were paid in 2017.

	Indebtedness	Satellite performance incentive payments	Capital leases
Balance as at January 1, 2016	$4,063,221	$87,026	$—
Cash outflows	(4,008,356)	(8,934)	(30)
Cash inflows	3,935,576	—	—
Amortization of deferred financing costs, interest rate floors, prepayment option and premiums	12,971	—	—
Debt issue costs	(58,141)	—	—
Accrued debt issue costs	(4,459)	—	—
Write off of debt issue costs, interest rate floors, prepayment option and premiums	41,183	—	—
Non-cash additions (1)	(16,910)	—	474
Other	(150)	573	(2)
Impact of foreign exchange	(113,297)	(2,680)	(20)
Balance as at December 31, 2016	$3,851,638	$75,985	$422

(1) Non-cash additions for the indebtedness includes $(25,581) relating to the interest rate floors on the Senior Secured Credit Facilities and $8,671 relating to the prepayment option on the Senior Notes.

	Indebtedness	Satellite performance incentive payments
Balance as at January 1, 2015	$3,545,679	$57,728
Non-cash additions	—	24,003
Cash outflows	(73,864)	(6,702)
Amortization of deferred financing costs, interest rate floors, prepayment option and premiums	13,051	—
Other	—	627
Impact of foreign exchange	578,355	11,370
Balance as at December 31, 2015	$4,063,221	$87,026

Schedule of net change in operating assets and liabilities

The net change in operating assets and liabilities was comprised of the following:

As at December 31,	2017	2016	2015
Trade and other receivables	$(13,272)	$(8,347)	$4,944
Financial assets	3,975	(2,521)	(4,590)
Other assets	12,848	1,260	(12,346)
Trade and other payables	6,947	6,076	(4,722)
Financial liabilities	(13,748)	551	8,396
Other liabilities	51,502	103,618	11,666
	$48,252	$100,637	$3,348

Schedule of non-cash investing activities	Non-cash investing activities were comprised of:
Years ended December 31,	2017	2016	2015
Satellites, property and other equipment	$9,515	$13,776	$51,587
Intangible assets	$(128)	$2,350	$11,569